40) Off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2020
Offbalance Sheet Commitments Tables Abstract
Total risk represented by off-balance sheet commitments

The table below summarizes the total risk represented by off-balance sheet commitments:

	R$ thousand
	On December 31
	2020	2019
Commitments to extend credit (1)	254,897,024	248,455,570
Financial guarantees (2)	80,236,602	78,231,145
Letters of credit for imports	1,056,613	1,411,197
Total	336,190,239	328,097,912

(1) It includes available lines of credit, limits for credit cards, personal loans, housing loans and overdrafts; and

(2) It refers to guarantees mostly provided for Corporate customers.